Prepayments - Schedule of Corresponds to the Leases Paid in Advance (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Prepayments - Schedule of Corresponds to the Leases Paid in Advance (Details) [Line Items]
Total leases	$ 12,441	$ 6,705
Almacén Carulla Castillo Grande [Member]
Prepayments - Schedule of Corresponds to the Leases Paid in Advance (Details) [Line Items]
Total leases	7,104
Almacén Éxito San Martín [Member]
Prepayments - Schedule of Corresponds to the Leases Paid in Advance (Details) [Line Items]
Total leases	2,856	3,583
Proyecto Arábica [Member]
Prepayments - Schedule of Corresponds to the Leases Paid in Advance (Details) [Line Items]
Total leases	36	36
Various shops [Member]
Prepayments - Schedule of Corresponds to the Leases Paid in Advance (Details) [Line Items]
Total leases	$ 2,445	$ 3,086